BUSINESS COMBINATIONS - Intangible assets with indefinite lives (Details) - Avborne Component Solutions	Nov. 28, 2018 USD ($)
Acquired Indefinite-lived Intangible Assets [Line Items]
Fair value of indefinite intangible assets acquired	$ 7,900,000
Trademarks
Acquired Indefinite-lived Intangible Assets [Line Items]
Fair value of indefinite intangible assets acquired	600,000
FAA part 145 certificate (indefinite lived)
Acquired Indefinite-lived Intangible Assets [Line Items]
Fair value of indefinite intangible assets acquired	$ 7,300,000